Financial instruments (Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments ) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 5,536,070	$ 1,975,542
Loans payable	647,762	846,214
Total	6,183,832	$ 2,992,902
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	5,536,070
Loans payable	647,762
Total	6,183,832
Over 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Total	$ 0